Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 7,685	$ 10,066	$ 17,461
Accounts receivable, net	2,214	1,537	2,108
Inventories	2,600	2,865	2,221
Prepaid expenses and other current assets	1,276	1,547	616
Current portion of deferred consideration, net of discount	218	239	237
Total current assets	13,993	16,254	22,643
Property and equipment, net	988	1,136	1,239
Deferred consideration, net of discount, less current portion	1,174	1,322	1,497
Other assets	478	494	80
Total assets	16,633	19,206	25,459
Current liabilities:
Accounts payable	1,336	1,272	1,255
Accrued expenses and other current liabilities	1,608	1,406	1,302
Deferred revenue	139	147	345
Deferred revenue Invekra (Note 4)	54	59	176
Current portion of long-term debt	194	230	123
Current portion of capital leases	151	147	74
Taxes payable		0	13
Total current liabilities	3,482	3,261	3,288
Long-term deferred revenue Invekra (Note 4)	389	443	527
Long-term debt, less current portion	29	32	45
Long-term capital leases, less current portion	104	144	168
Total liabilities	4,004	3,880	4,028
Stockholders' Equity
Convertible preferred stock, $0.0001 par value; 714,286 shares authorized, none issued and outstanding at March 31, 2018 and March 31, 2017, respectively	0	0	0
Common stock value	0	1	1
Additional paid-in capital	178,003	176,740	168,709
Accumulated deficit	(160,898)	(157,440)	(143,101)
Accumulated other comprehensive loss	(4,477)	(3,975)	(4,178)
Total stockholders' equity	12,629	15,326	21,431
Total liabilities and stockholders' equity	$ 16,633	$ 19,206	$ 25,459